Movements in the Amount of Loans to Executive Officers, Directors, Director Nominees, their Immediate Families and Companies Affiliated with Directors (Detail)				12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Executives, Directors and Affiliated Parties KRW	Dec. 31, 2009 Executives, Directors and Affiliated Parties KRW
Related Party Transaction [Line Items]
Loans at beginning of the year	$ 156,190,873,000	176,589,401,000,000	165,593,546,000,000	7,687,000,000	254,463,000,000
New loans				1,550,000,000	33,594,000,000
Repayments				(5,448,000,000)	(280,370,000,000)
Loans at end of the year	$ 156,190,873,000	176,589,401,000,000	165,593,546,000,000	3,789,000,000	7,687,000,000